Exhibit 99.8

Monthly Investor Report: Verizon Master Trust - VZMT 2024-6

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

October 2025	10/20/2025	14	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	8/20/27	08/20/2030	$1,069,212,000.00		4.17%			4.17%
Class A-1b	8/20/27	08/20/2030	$267,300,000.00	31	SOFR +0.67%	11/13/2025	4.14202%	4.81%
Class B	8/20/27	08/20/2030	$102,180,000.00		4.42%			4.42%
Class C	8/20/27	08/20/2030	$61,308,000.00		4.67%			4.67%

Total			$1,500,000,000.00

Series 2024-6 Allocation % x Group One Available Funds	$108,600,577.62
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$108,600,577.62

Beginning of Period Reserve Account Balance	$16,348,773.84
Required Reserve Amount	$16,348,773.84
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$16,348,773.84

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$110.43	$110.43	$0.00	$0.00	$108,600,467.19
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$108,600,467.19
Asset Representations Reviewer Fee	$57.93	$57.93	$0.00	$0.00	$108,600,409.26
Supplemental ARR Fee	$231.70	$231.70	$0.00	$0.00	$108,600,177.56
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$108,598,927.56
Servicing Fee	$1,150,095.52	$1,150,095.52	$0.00	$0.00	$107,448,832.04
Class A-1a Note Interest	$3,715,511.70	$3,715,511.70	$0.00	$0.00	$103,733,320.34
Class A-1b Note Interest	$1,107,606.70	$1,107,606.70	$0.00	$0.00	$102,625,713.64
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$102,625,713.64
Class B Note Interest	$376,363.00	$376,363.00	$0.00	$0.00	$102,249,350.64
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$102,249,350.64
Class C Note Interest	$238,590.30	$238,590.30	$0.00	$0.00	$102,010,760.34
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$102,010,760.34
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$102,010,760.34
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$102,010,760.34
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$102,010,760.34
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$102,010,760.34
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$102,010,760.34
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$102,010,760.34
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$102,010,760.34
Class R Interest	$102,010,760.34	$102,010,760.34	$0.00	$0.00	$0.00

Total	$108,600,577.62	$108,600,577.62	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$3,715,511.70	$0.00	$0.00	$3,715,511.70
Class A-1b	$0.00	$0.00	$1,107,606.70	$0.00	$0.00	$1,107,606.70
Class B	$0.00	$0.00	$376,363.00	$0.00	$0.00	$376,363.00
Class C	$0.00	$0.00	$238,590.30	$0.00	$0.00	$238,590.30

Total	$0.00	$0.00	$5,438,071.70	$0.00	$0.00	$5,438,071.70

Noteholder Payments	Note Balance	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.48	$0.00	$3.48	$1,069,212,000.00	1.00	$1,069,212,000.00	1.00
Class A-1b	$1,000.00	$4.14	$0.00	$4.14	$267,300,000.00	1.00	$267,300,000.00	1.00
Class B	$1,000.00	$3.68	$0.00	$3.68	$102,180,000.00	1.00	$102,180,000.00	1.00
Class C	$1,000.00	$3.89	$0.00	$3.89	$61,308,000.00	1.00	$61,308,000.00	1.00

Total	$1,000.00	$3.63	$0.00	$3.63	$1,500,000,000.00	1.00	$1,500,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$750,000,000.00		$750,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.